Note 4 - Guaranteed Investment Contracts (Details Textual) - EBP 34-0214400 002 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract, Description	The traditional investment contracts held by the Plan are guaranteed investment contracts. The contract issuer is contractually obligated to repay the principal and interest at a specified interest rate that is guaranteed to the Plan. The crediting rate is based on a formula established by the contract issuer but may not be less than 0%. The crediting rate is reviewed on a quarterly basis for resetting. The average yield and actual average yield earned by the Plan on the fully benefit-responsive investment contract EI Fixed Account – Series Class V was 2.45% for the year ending December 31, 2025. The average yield and actual average yield earned by the Plan on the fully benefit-responsive investment contract EI Fixed Account – Series Class IV was 2.16% and 2.18% for the year ending December 31, 2024.
EBP, Fully Benefit-Responsive Investment Contract, Average Yield	2.45%	2.16%
EBP, Fully Benefit-Responsive Investment Contract, Actual Average Yield	2.45%	2.18%
EBP, Investment, Excluding Plan Interest in Master Trust, Contract Value	$ 4,412,321	$ 4,879,468
EBP, Fully Benefit-Responsive Investment Contract, Limitation on Transacting at Contract Value, Not Probable [true false]	false